S000031366 [Member] N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS SERIES TRUST II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 01, 2025